Investment Strategy - NEOS Boosted Nasdaq-100(R) High Income ETF	Jan. 28, 2026
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]

The Fund is an actively-managed exchange-traded fund (“ETF”) that seeks to achieve its investment objective by:

(i) investing in a portfolio of stocks that make up the Nasdaq-100® Index (the “Nasdaq-100®” or the “Reference Index”) and utilizing a call options strategy, which primarily consists of writing (selling) call options on the Reference Index (“NDX® call options”) to provide high monthly income; and

(ii) “boosting” (i.e., obtaining additional) the Fund’s long exposure to the Reference Index by utilizing a synthetic options strategy and “boosting” the monthly income earned for the Fund by writing (selling) additional NDX® call options.

The first and second components of the Fund’s strategy are discussed below under “NEOS Nasdaq-100® High Income Strategy” and “Boosted/Levered Strategy for Added Exposure to QQQI Underlying Strategies,” respectively.

NEOS Nasdaq-100® High Income Strategy

This component of the Fund’s strategy is designed to follow the underlying strategies of the NEOS Nasdaq-100® High Income ETF (“QQQI”). QQQI invests in a portfolio of stocks that make up the Nasdaq-100® and generates high monthly income primarily by writing NDX® call options. The Fund will do the same, as explained below.

Nasdaq-100® Equity Strategy

The Fund, while not an index fund, will generally use a “replication” strategy to invest in the Nasdaq-100®, meaning the Fund will generally invest in all of the component securities of the Nasdaq-100® in the same approximate proportions as in the Nasdaq-100®. However, the Fund may use a “representative sampling” strategy, meaning it may invest in a sample of the securities in the Nasdaq-100® whose risk, return, and other characteristics closely resemble the risk, return, and other characteristics of the Nasdaq-100® as a whole, when NEOS Investment Management, LLC, the Fund’s investment adviser (the “Adviser”), believes it is in the best interests of the Fund (e.g., when replicating the Nasdaq-100® involves practical difficulties or substantial costs, a Nasdaq-100® constituent becomes temporarily illiquid, unavailable, or less liquid, or as a result of legal restrictions or limitations that apply to the Fund but not to the Nasdaq-100®).

The Nasdaq-100® is a market capitalization weighted index comprised of the securities of 100 of the largest non-financial companies listed on The Nasdaq Stock Market LLC based on market capitalization. Such securities may include companies domiciled domestically or internationally (including in emerging markets), and may include common stocks, ordinary shares, depositary receipts representing interests in non-U.S. companies, and tracking stocks. The Fund will concentrate its investments (i.e., hold more than 25% of its total assets) in a particular industry or group of industries to approximately the same extent that the Reference Index concentrates in an industry or group of industries.

Income Options Strategy

The Fund primarily executes this portion of the options strategy by writing (selling) covered NDX® call options. The NDX® call options are covered because the Fund owns a portfolio of stocks that make up the Reference Index at the time it sells the option. The Fund’s writing (selling) of NDX® call options will partially limit the ability to participate in increases in value of the Reference Index beyond a certain point. If the value of the Reference Index increases, the Fund’s exposure to the Reference Index would allow the Fund to experience similar percentage gains. However, if the value of the Reference Index appreciates beyond the strike price of one or more of the NDX® call option contracts that the Fund has sold to generate income, the Fund will lose money on those written call positions, and the losses will, in turn, limit the upside return of the Fund’s exposure to the Reference Index. As a result, this portion of the Fund’s strategy (i.e., the combination of the long exposure to the Reference Index and the written NDX® call options) will limit the Fund’s participation in gains of the Reference Index beyond a certain point. This strategy effectively converts a portion of the potential upside of the Reference Index into current income. The Fund seeks to generate high income from the premiums earned from the NDX® call options as well as the dividends received from the Fund’s equity holdings. “High” income is intended to convey that the strategy is designed to provide investors with higher income relative to the income an investor would receive solely by owning the underlying constituents of the Nasdaq-100®.

As an alternative to the covered call writing strategy, the Adviser may under certain circumstances enter a call spread strategy where it purchases long (bought) NDX® call options in addition to the written (sold) NDX® call options. The Adviser will seek to generate a net-credit in the call spread, meaning that the premium received from the sale of the NDX® call options will be greater than the cost of buying the long, out-of-the-money NDX® call options. The goal of the NDX® options strategy is to generate high monthly income in a tax efficient manner. The Fund seeks tax efficient returns by utilizing index options such as NDX® call options that qualify as “Section 1256 Contracts.” Under Internal Revenue Code rules, they will be treated as if they were sold at fair market value on the last business day of the tax year. If the Section 1256 contracts produce capital gain or loss, such gain or loss on the Section 1256 contracts open at the end of the year, or terminated during the year, are treated as 60% long term and 40% short term, regardless of how long the contracts were held. In addition, the Fund may seek to take advantage of tax loss harvesting opportunities by taking investment losses from certain equity and/or options positions to offset realized taxable gains of equities and/or options.

From time to time, the Adviser may actively manage the written and purchased call options prior to expiration to potentially capture gains and minimize losses due to the movement of the Nasdaq-100®.

The Fund focuses primarily on NDX® call options which offer both European settlement (i.e., options can only be exercised at their expiration date) and cash settlement (i.e., options carry an obligation by their seller to pay the difference between their strike price and their settlement value instead of allowing the seller to take delivery of securities).

Boosted/Levered Strategy for Added Exposure to QQQI Underlying Strategies

This component of the Fund’s strategy is designed to obtain additional) exposure to the underlying strategies of QQQI, which are discussed in the prior section. In other words, it is designed to “boost” In other words, it is designed to “boost” the Fund’s exposure to the Nasdaq-100® Equity Strategy utilizing a synthetic options strategy (i.e., the Fund adds more long exposure to the Nasdaq-100® through a synthetic options strategy) and “boosts” the income generated for the Fund (relative to the income earned through the Income Options Strategy of QQQI) by writing (selling) additional NDX® call options.

Boosted Nasdaq-100® Equity Strategy

The Fund generates additional exposure to the Nasdaq-100® by trading options that use the Nasdaq-100® as the reference index, which provides the economic effect of financial leverage by creating such additional exposure to the Nasdaq-100®. Because this portion of the Fund’s long exposure to the Reference Index is obtained via options instead of owning a portfolio of stocks that make up the Reference Index, the exposure is considered to be “synthetic.” The synthetic exposure is created through the combination of purchasing NDX® call options and selling NDX® put options generally at the same strike price with the same expiration. This combination synthetically creates the upside and downside participation in the price returns of the Nasdaq-100®. The Fund will primarily gain exposure to increases in value experienced by the Nasdaq-100® through the purchase of NDX® call options. As a buyer of these options, the Fund pays a premium to the seller of the options. The Fund will primarily gain exposure to decreases in value experienced by the Nasdaq-100® through the sale of NDX® put options. As the seller of these options, the Fund receives a premium from the buyer of the options. In combination, the purchased call and sold put options generally provide exposure to price returns of the Nasdaq-100® both on the upside and downside.

Boosted Income Options Strategy

This portion of the Fund’s income generation options strategy is commonly referred to as a “synthetic covered call strategy” as opposed to a traditional covered call strategy,. The reason is that in a traditional covered call strategy, an investor (such as the Fund) writes a call option on a security it owns. For the Boosted strategy, the Fund writes (sells) NDX® call options while having synthetic long exposure to the Nasdaq-100® rather than owning the constituents of the Nasdaq-100. By writing (selling) NDX® call options, the Fund will limit its ability to participate in increases in value of the synthetic Nasdaq-100® exposure beyond a certain point. If the price of the Nasdaq-100® increases, the above-referenced synthetic long exposure allows the Fund to experience similar percentage gains. However, if the Nasdaq-100® price appreciates in value beyond the strike price of one or more of the NDX® call option contracts that the Fund has written to boost its income, the Fund will lose money on those written call positions, and the losses will, in turn, limit the upside return of the synthetic Nasdaq-100® exposure. As a result, this portion of the Fund’s strategy (i.e., the combination of the synthetic Nasdaq-100® exposure and the additional call options written on the Nasdaq-100®) will limit the Fund’s participation in gains of the Nasdaq-100® beyond a certain point. This strategy effectively converts a portion of the potential upside of the Nasdaq-100® into current, additional income. The Fund seeks to boost the income it generates from the premiums earned from the NDX® call options.

The Fund’s exposure to the underlying strategies of QQQI, combined with the boost from the additional long exposure to the Nasdaq-100® through a synthetic options strategy and the additional income through a synthetic NDX® covered call strategy, is designed to provide the Fund with investment exposure equal to approximately 150% of QQQI.

The goal of the Fund’s equity and income strategies is to support monthly distributions at an annualized rate (after fees and expenses) of 19-23%. This goal is merely aspirational as the Fund is not a managed distribution fund that will meet a distribution target regardless of Fund returns. The range provided is based on QQQI’s annualized distribution rate since inception on January 30, 2024, and represents what an investor in the Fund would receive if QQQI’s annualized distribution remained the same going forward. Actual distributions may be higher or lower depending on market conditions and the Fund’s results. Shareholders receiving periodic payments from the Fund may be under the impression that they are receiving net profits. However, all or a portion of a distribution may be treated for accounting or tax purposes as income or as a return of capital. Return of capital represents a return of a portion of the Fund shareholder's invested capital, does not reflect traditional income such as dividends or interest. and is not taxable in the year it is received unless the distribution exceeds a shareholder's basis in the Fund. However, a return of capital may result in an increase in a later gain on a sale of Shares or a reduction of a loss. There is no guarantee that the Adviser will be successful in its attempt to have the Fund's distribution payments meet the target range without some return of capital.

The Fund is considered to be diversified. Additionally, the Fund’s investment strategies may involve active and frequent trading resulting in high portfolio turnover. The Fund may be non-diversified as a result of a change in relative market capitalization or index weighting of one or more constituents of the Reference Index. As a “non-diversified” fund, the Fund could invest a greater percentage of its assets in a small group of issuers or in any one issuer than a diversified fund can. Shareholder approval will not be sought if the Fund crosses from diversified to non-diversified status due solely to a change in the relative market capitalization or index weighting of one or more constituents of the Reference Index. As of the date of this Prospectus, the Reference Index is diversified.

Under normal circumstances, at least 80% of the Fund’s net assets, plus borrowings for investment purposes, will be invested in securities, or derivative instruments linked to securities, of companies that are included in the Reference Index. For purposes of the 80% policy, the value of such derivative instruments shall be determined on a daily mark-to-market basis.

The Fund is not sponsored, endorsed, sold or promoted by Nasdaq, Inc. or its affiliates (Nasdaq, with its affiliates, are referred to as the “Corporations”). The Corporations have not passed on the legality or suitability of, or the accuracy or adequacy of descriptions and disclosures relating to the Fund. The Corporations make no representation or warranty, express or implied to the owners of the Fund or any member of the public regarding the advisability of investing in securities generally or in the Fund particularly, or the ability of the Nasdaq-100 Index® to track general stock market performance. The Corporations' only relationship to the Adviser is in the licensing of the Nasdaq®, Nasdaq-100 Index®, NDX®, Nasdaq-100®, and certain trade names of the Corporations and the use of the Nasdaq-100 Index® which is determined, composed and calculated by Nasdaq without regard to the Adviser or the Fund. Nasdaq has no obligation to take the needs of the Adviser or the owners of the Fund into consideration in determining, composing or calculating the Nasdaq-100 Index®. The Corporations are not responsible for and have not participated in the determination of the timing of, prices at, or quantities of the Fund to be issued or in the determination or calculation of the equation by which the Fund is to be converted into cash. The Corporations have no liability in connection with the administration, marketing or trading of the Fund.

The Corporations do not guarantee the accuracy and/or uninterrupted calculation of Nasdaq-100 Index® or any data included therein. The Corporations make no warranty, express or implied, as to results to be obtained by the Adviser, owners of the Fund, or any other person or entity from the use of the Nasdaq-100 Index® or any data included therein. The Corporations make no express or implied warranties, and expressly disclaim all warranties of merchantability or fitness for a particular purpose or use with respect to the Nasdaq-100 Index® or any data included therein. Without limiting any of the foregoing, in no event shall the Corporations have any liability for any lost profits or special, incidental, punitive, indirect, or consequential damages, even if notified of the possibility of such damages.

Strategy Portfolio Concentration [Text]	Under normal circumstances, at least 80% of the Fund’s net assets, plus borrowings for investment purposes, will be invested in securities, or derivative instruments linked to securities, of companies that are included in the Reference Index.